Structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities and nature of interests	The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2023
Assets
Trading portfolio assets	—	15,482	—	—	15,482
Financial assets at fair value through the income statement	74,551	—	—	1,141	75,692
Derivative financial instruments	—	—	5,685	—	5,685
Financial assets at fair value through other comprehensive income	—	—	—	838	838
Loans and advances at amortised cost	—	—	—	34,316	34,316
Debt securities at amortised cost	—	—	—	18,487	18,487
Reverse repurchase agreements and other similar secured lending	896	—	—	—	896
Other assets	—	—	—	130	130
Total assets	75,447	15,482	5,685	54,912	151,526
Liabilities
Derivative financial instruments	—	—	6,173	—	6,173

As at 31 December 2022
Assets
Trading portfolio assets	—	8,632	—	—	8,632
Financial assets at fair value through the income statement	75,166	—	—	2,459	77,625
Derivative financial instruments	—	—	4,555	—	4,555
Financial assets at fair value through other comprehensive income	—	—	—	423	423
Loans and advances at amortised cost	—	—	—	30,750	30,750
Debt securities at amortised cost	—	—	—	13,542	13,542
Reverse repurchase agreements and other similar secured lending	117	—	—	—	117
Other assets	—	—	—	69	69
Total assets	75,283	8,632	4,555	47,243	135,713
Liabilities
Derivative financial instruments	—	—	8,460	—	8,460
The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays owned, not consolidated entities[1]
	£m	£m	£m	£m	£m
As at 31 December 2023
Financial assets at fair value through the income statement	—	38	1,103	1,141	907
Financial assets at fair value through other comprehensive income	—	638	200	838	—
Loans and advances at amortised cost	8,903	25,413	—	34,316	—
Debt securities at amortised cost	—	—	18,487	18,487	—
Other assets	38	88	4	130	—
Total on-balance sheet exposures	8,941	26,177	19,794	54,912	907
Total off-balance sheet notional amounts	11,947	12,600	—	24,547	—
Maximum exposure to loss	20,888	38,777	19,794	79,459	907
Total assets of the entity	35,439	165,319	108,751	309,509	8,704

As at 31 December 2022
Financial assets at fair value through the income statement	—	59	2,400	2,459	2,284
Financial assets at fair value through other comprehensive income	—	220	203	423	—
Loans and advances at amortised cost	8,681	22,069	—	30,750	—
Debt securities at amortised cost	—	—	13,542	13,542	—
Other assets	32	33	4	69	—
Total on-balance sheet exposures	8,713	22,381	16,149	47,243	2,284
Total off-balance sheet notional amounts	10,552	10,926	—	21,478	—
Maximum exposure to loss	19,265	33,307	16,149	68,721	2,284
Total assets of the entity	66,504	160,002	88,779	315,285	8,690
Note
1Comprises of Barclays owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays sponsored entities, Refer to Note 33 Principal subsidiaries for more details on consolidation.